Senior Secured Credit Facility (Details) - USD ($) $ in Thousands			12 Months Ended
	May 17, 2017	Dec. 01, 2016	Dec. 31, 2016	Sep. 30, 2017
Credit facility | Maximum
Credit facility
Aggregate principal amount				$ 20,000
Credit facility | LIBOR | Minimum
Credit facility
Applicable margin rate	3.00%
Credit facility | LIBOR | Maximum
Credit facility
Applicable margin rate	4.00%
Advance Loan Facility
Credit facility
Aggregate principal amount	$ 0		$ 10,000
Revolving Facility
Credit facility
Aggregate principal amount	$ 20,000		1,000	$ 20,000
Solaris LLC
Credit facility
Outstanding credit facility			2,351
Solaris LLC | Credit facility
Credit facility
Aggregate principal amount		$ 11,000
Default interest rate (as a percent)		5.00%
Outstanding credit facility			2,500
Solaris LLC | Credit facility | Maximum
Credit facility
Ratio of total indebtedness to consolidated EBITDA		2.00
Ratio of consolidated EBITDA to fixed charges		1.50
Solaris LLC | Credit facility | LIBOR | Minimum
Credit facility
Applicable margin rate		3.50%
Solaris LLC | Credit facility | LIBOR | Maximum
Credit facility
Applicable margin rate		5.00%
Solaris LLC | Advance Loan Facility
Credit facility
Aggregate principal amount		$ 10,000
Principle portion repayment in each installment		0.020833
Percentage of prepayment premium		0.50%
Outstanding credit facility			1,500
Remaining borrowing capacity			$ 8,500
Solaris LLC | Advance Loan Facility | Minimum
Credit facility
Interest rate			5.00%
Solaris LLC | Advance Loan Facility | Maximum
Credit facility
Interest rate			5.30%
Solaris LLC | Revolving Facility
Credit facility
Aggregate principal amount		$ 1,000
Outstanding credit facility			$ 1,000
Remaining borrowing capacity			$ 0
Solaris LLC | Revolving Facility | Minimum
Credit facility
Interest rate			5.00%
Solaris LLC | Revolving Facility | Maximum
Credit facility
Interest rate			5.30%